Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 176,606	$ 175,560
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	151,002	150,873
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	154,128	153,572
Pensions and Seniority Premiums [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(3,126)	(2,699)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	25,604	24,687
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	25,604	24,687
Termination of Employment [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0